Revenue by Product Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net sales	$ 556,146	$ 361,297	$ 289,323
Mobile Storage
Segment Reporting Information [Line Items]
Net sales	510,687	302,910	241,614
Mobile Communications
Segment Reporting Information [Line Items]
Net sales	39,322	50,896	40,034
Others
Segment Reporting Information [Line Items]
Net sales	$ 6,137	$ 7,491	$ 7,675